Balances and Transactions with Interested and Related Parties (Details) - Schedule of Balances with Interested and Related Parties - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Directors [Member]
Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	$ 499	$ 200
Loan	63	66
Key management personnel [Member]
Schedule of Balances with Interested and Related Parties [Line Items]
Other accounts payable	18	18
Loan